Investments In Equity Instruments	12 Months Ended
Dec. 31, 2025
Investments In Equity Instruments [Abstract]
Investments In Equity Instruments

NOTE 14. INVESTMENTS IN EQUITY INSTRUMENTS
The Group’s “Investments in Equity Instruments” are detailed in Schedule A.